Costs and expenses by nature (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Costs And Expenses By Nature
Expenses related to Brumadinho event	$ (69)	$ (271)	$ (171)	$ (382)
Provision for litigations	(54)	(52)	(104)	(83)
Profit sharing program	(40)	(32)	(125)	(87)
Impairment and results on disposal of non-current assets, net (i)	1,010	(66)	1,004	(70)
Other	(126)	(33)	(139)	(55)
Total	$ 721	$ (454)	$ 465	$ (677)